Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share premium	CLNs treated as equity	Other Reserves	Foreign currency translation reserve	Share option reserve	Retained Earnings	Total
Balance at the beginning at Sep. 30, 2020			$ 1,411,000		$ (129,000)	$ 135,000	$ (486,000)	$ 931,000
Profit / (loss) for the year							(271,729,000)	(271,729,000)
Other comprehensive income					385,000			385,000
Total comprehensive (loss)/profit for the year attributable to equity holders					385,000		(271,729,000)	(271,344,000)
Transactions with owners in their capacity as owners:
Share option charge						168,000		168,000
Conversion of convertible loan notes		$ 20,785,000	$ (1,411,000)					19,374,000
Effect of the capital reorganisation	$ 11,000	50,214,000		$ 166,805,000				217,030,000
Balance at the end attributable to owners of the company at Sep. 30, 2021	11,000	70,999,000		166,805,000	256,000	303,000	(272,215,000)	(33,841,000)
Profit / (loss) for the year							65,075,000	65,075,000
Other comprehensive income					3,101,000			3,101,000
Total comprehensive (loss)/profit for the year attributable to equity holders					3,101,000		65,075,000	68,176,000
Transactions with owners in their capacity as owners:
Share option charge						22,913,000		22,913,000
Earnout shares	1,000			(1,000)
Exercise of warrants		21,307,000						21,307,000
Balance at the end attributable to owners of the company at Sep. 30, 2022	12,000	92,306,000		166,804,000	3,357,000	23,216,000	(207,140,000)	78,555,000
Profit / (loss) for the year							(70,393,000)	(70,393,000)
Other comprehensive income					(1,567,000)			(1,567,000)
Total comprehensive (loss)/profit for the year attributable to equity holders					(1,567,000)		(70,393,000)	(71,960,000)
Transactions with owners in their capacity as owners:
Share option charge						15,339,000		15,339,000
Issue of ordinary shares	4,163	44,715,000						44,719,000
Balance at the end attributable to owners of the company at Sep. 30, 2023	$ 16,000	$ 137,021,000		$ 166,804,000	$ 1,790,000	$ 38,555,000	$ (277,533,000)	$ 66,653,000